SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable as of June 30, 2025 and December 31, 2024 are as follows:

	June 30, 2025	December 31, 2024
	(Unaudited)
Accounts Receivable	$15,227,010	$15,317,545
Allowance for credit losses	(7,266,358)	(7,436,456)
Accounts Receivable, net	$7,960,652	$7,881,089
Accounts Receivable - related parties	$45,135	$295,490
Allowance for credit losses - related parties	(45,135)	(252,035)
Accounts Receivable - related parties, net	$-	$43,455

SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES

Balance at January 1, 2024	$25,591,946
Increase in allowance for credit losses	2,646,969
Amounts recovered during the year	(62,786)
Decrease from dissolution of a subsidiary	(1,122)
Amounts written off as uncollectible	(19,505,099)
Foreign exchange difference	(981,417)
Balance at December 31, 2024	$7,688,491
Increase in allowance for credit losses	3,956,011
Amounts written off as uncollectible	(4,259,252)
Decrease from dissolution of a subsidiary	(226,894)
Foreign exchange difference	153,137
Balance at June 30, 2025 (Unaudited)	$7,311,493

SCHEDULE OF PROPERTY , EQUIPMENT AND SOFTWARE ESTIMATED USEFUL LIVES

Office buildings	20-50 years
Lease improvement	Shorter of lease term or assets lives
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	5 years
Media display equipment	5 years

SCHEDULE OF ANNUAL MINIMUM RENTAL INCOME RECEIVED
Annual minimum rental income to be received in the next 5 years:
2025	121,985
2026	91,443
Total	213,428